Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 817,000	$ 807,000
Less: accumulated depreciation	765,000	737,000
Property and equipment, net	$ 52,000	$ 70,000
Property and equipment, Life	3 years	7 years
Manufacturing Equipment [Member]
Property and equipment, gross	$ 700,000	$ 690,000
Manufacturing Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property and equipment, Life	5 years	5 years
Research Equipment [Member]
Property and equipment, gross	$ 37,000	$ 37,000
Property and equipment, Life	5 years	5 years
Computer Equipment [Member]
Property and equipment, gross	$ 43,000	$ 43,000
Computer Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, Life	4 years	4 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 37,000	$ 37,000
Property and equipment, Life	7 years	7 years